Borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about borrowings [abstract]
Schedule of Non-current and Current Borrowings
The following table provides a breakdown for non-current and current borrowings:

(€ thousands)	Committed loans	Other financial loans	Total borrowings
At December 31, 2023	316,956	85,666	402,622
Repayments	(88,589)	(85,634)	(174,223)
Proceeds	89,713	65,000	154,713
Other	2,983	—	2,983
At June 30, 2024	321,063	65,032	386,095
of which:
Non-current	218,128	4	218,132
Current	102,935	65,028	167,963

Schedule of Financial Liabilities by Maturity Grouping
The following table summarizes the Group’s financial liabilities at June 30, 2024 into relevant maturity groupings based on their contractual maturities (contractual undiscounted cash flows, including interest):

	Contractual cash flows at June 30, 2024					Carrying amount at June 30, 2024
(€ thousands)	Within 1 year	Between 1 and 2 years	Between 2 and 3 years	Beyond 3 years	Total contractual cash flows
Derivative financial instruments	2,741	—	—	—	2,741	2,741
Trade payables and customer advances	281,819	—	—	—	281,819	281,819
Borrowings	176,807	125,424	94,045	6,284	402,560	386,095
Lease liabilities	154,605	127,093	105,988	327,658	715,344	631,097
Other non-current financial liabilities	—	—	—	141,239	141,239	141,239
Total	615,972	252,517	200,033	475,181	1,543,703	1,442,991